Subsequent Events (Details) CAD in Millions, $ in Millions			1 Months Ended
	Apr. 03, 2017 USD ($)	Apr. 03, 2017 CAD	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Oct. 20, 2016
Subsequent Event [Member]
Subsequent Event [Line Items]
AssetsPurchasedFromRelatedParties			$ 100	$ 50
Aurigen Capital Limited
Subsequent Event [Line Items]
Percentage acquired					100.00%
Aurigen Capital Limited | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage acquired	100.00%	100.00%
Purchase price	$ 286	CAD 375